OPERATING LEASE- Additional information (Details) - Previous Lease Standard ("ASC 840") [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operaitng lease costs	¥ 15,732	¥ 19,135
Operating lease expense minimum rentals			¥ 17,522
Variable lease cost	¥ 0
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	5 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	1 year